GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
5.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company’s goodwill by operating segment as of December 31, 2012 and March 31, 2013 is as follows (in thousands):

	December 31, 2012	March 31, 2013
Carrier Services:
Gross goodwill	$222,355	$222,355
Accumulated impairments	(93,602)	(93,602)

Net goodwill	128,753	128,753

Enterprise Services:
Gross goodwill	16,198	16,198
Accumulated impairments	—	—

Net goodwill	16,198	16,198

Information Services:
Gross goodwill	427,227	427,227
Accumulated impairments	—	—

Net goodwill	427,227	427,227

Total:
Gross goodwill	665,780	665,780
Accumulated impairments	(93,602)	(93,602)

Net goodwill	$572,178	$572,178

Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2012	March 31, 2013	Weighted- Average Amortization Period (in years)
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(69,526)	(78,690)

Customer lists and relationships, net	245,572	236,408

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(20,387)	(22,976)

Acquired technology, net	38,472	35,883

Trade name	7,630	7,630	3.0
Accumulated amortization	(3,187)	(3,806)

Trade name, net	4,443	3,824

Intangible assets, net	$288,487	$276,115

Amortization expense related to intangible assets, which is included in depreciation and amortization expense, was approximately $12.6 million and $12.4 million for the three months ended March 31, 2012 and 2013, respectively. Amortization expense related to intangible assets for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter is expected to be approximately $48.9 million, $47.9 million, $45.9 million, $44.1 million, $35.6 million and $66.1 million, respectively. Intangible assets as of March 31, 2013 will be fully amortized during the year ended December 31, 2021.

6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company’s goodwill by operating segment as of December 31, 2011 and 2012 is as follows (in thousands):

	December 31, 2010	Acquisitions	Adjustments	December 31, 2011 (1)	Adjustments	December 31, 2012
Carrier Services
Gross goodwill	$202,055	$20,602	$(302)	$222,355	$—	$222,355
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	108,453	20,602	(302)	128,753	—	128,753

Enterprise Services
Gross goodwill	16,198	—	—	16,198	—	16,198
Accumulated impairments	—	—	—	—	—	—

Net goodwill	16,198	—	—	16,198	—	16,198

Information Services
Gross goodwill	—	429,700	—	429,700	(2,473)	427,227
Accumulated impairments	—	—	—	—	—	—

Net goodwill	—	429,700	—	429,700	(2,473)	427,227

Total
Gross goodwill	218,253	450,302	(302)	668,253	(2,473)	665,780
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	$124,651	$450,302	$(302)	$574,651	$(2,473)	$572,178

(1)	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.

During the third quarter of 2011, the Company completed its acquisition of assets and certain liabilities of the Numbering Solutions business of Evolving Systems, Inc. and recorded $20.3 million of goodwill, net of adjustments, (see Note 3). In addition, during the fourth quarter of 2011, the Company acquired TARGUSinfo and recorded $429.7 million of goodwill in the Company’s Information Services operating segment. During the year ended December 31, 2012, the Company adjusted its preliminary valuation of acquired assets and liabilities of TARGUSinfo and recorded adjustments of $2.5 million (see Note 3).

The Company’s 2011 and 2012 annual goodwill impairment analysis, which was performed for each of its reporting units as of October 1 in each respective year, did not result in an impairment charge.

The key assumptions used in the Company’s 2012 annual goodwill impairment test to determine the fair value of its reporting units included: (a) cash flow projections through 2017, which include growth and allocation assumptions for forecasted revenue and expenses; (b) cash flow projections beyond 2017 which use a long-term growth rate of 3.0%, (c) a discount rate of 12.5% to 14.5% to adjust the cash flow projections, which was based upon each respective reporting unit’s weighted-average cost of capital adjusted for the risks associated with the operations at the time of the assessment; (d) selection of comparable companies used in the market approach; and (e) assumptions in weighting the results of the discounted cash flow method and the market approach valuation techniques.

As of the date of the Company’s 2012 annual impairment test, the estimated fair values for each of the Company’s reporting units exceeded each of its reporting units’ carrying value. The Company believes that the assumptions and estimates used to determine the estimated fair values of each of its reporting units are reasonable; however, these estimates are inherently subjective, and there are a number of factors, including factors outside of the Company’s control that could cause actual results to differ from the Company’s estimates. Changes in estimates and assumptions could have a significant impact on whether or not an impairment charge is recognized and also the magnitude of any such charge.

Any changes to the Company’s key assumptions about its businesses and its prospects, or changes in market conditions, could cause the fair value of one of its reporting units to fall below its carrying value, resulting in a potential impairment charge. In addition, changes in the Company’s organizational structure or how the Company’s management allocates resources and assesses performance could result in a change of its operating segments or reporting units, requiring a reallocation and impairment analysis of goodwill. A goodwill impairment charge could have a material effect on the Company’s consolidated financial statements because of the significance of goodwill to its consolidated balance sheet. As of December 31, 2012, the Company had $128.8 million, $16.2 million, and $427.2 million, respectively, in goodwill for its Carrier Services, Enterprise Services, and Information Services operating segments.

Intangible Assets

In the first quarter of 2010, the Company realigned its organizational structure, and its NGM business was included with other IP-related services in the Company’s Carrier Services operating segment. In the fourth quarter of 2010, the Company decided to exit a portion of its IP Services business, specifically its Converged Messaging Services business. The Company believes that its decision to exit this business was an indicator of impairment for long-lived assets in its Converged Messaging Services asset group. As a result, in the fourth quarter of 2010, the Company performed a recoverability test and determined that the future undiscounted cash flows of the Converged Messaging Services asset group was less than the carrying value. The Company recorded an $8.5 million charge for impairment of long-lived assets, consisting of a $7.9 million charge to write down the carrying value of the Converged Messaging Services property and equipment (see Note 7) and a $0.6 million charge to write down the carrying value of the Converged Messaging Services intangible assets related to customer lists and relationships. The valuation technique utilized by the Company in its fair value estimates included the discounted cash flow method. During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and all corresponding prior period results presented in the Company’s consolidated statements of operations have been reclassified to discontinued operations (see Note 3).

Intangible assets consist of the following (in thousands):

	December 31,		Weighted- Average Amortization Period (in years)
	2011	2012
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(32,615)	(69,526)

Customer lists and relationships, net	282,483	245,572

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(9,493)	(20,387)

Acquired technology, net	49,366	38,472

Trade name	7,630	7,630	3.0
Accumulated amortization	(711)	(3,187)

Trade name, net	6,919	4,443

Intangible assets, net	$338,768	$288,487

In July 2011, the Company recorded $21.7 million of definite-lived intangible assets, consisting of $18.9 million of customer relationships and $2.8 million of acquired technology related to its acquisition of assets and certain liabilities of the Numbering Solutions business of Evolving Systems, Inc. (see Note 3).

In November 2011, the Company recorded $310.2 million of definite-lived intangible assets in connection with its acquisition of TARGUSinfo, consisting of $256.7 million related to customer relationships, $46.5 million related to acquired technology and $7.0 million related to trade names and trademarks (see Note 3).

Amortization expense related to intangible assets for the years ended December 31, 2010, 2011 and 2012 of approximately $4.8 million, $12.1 million and $50.3 million, respectively, is included in depreciation and amortization expense. Amortization expense related to intangible assets for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter is expected to be approximately $48.9 million, $47.9 million, $45.9 million, $44.1 million, $35.6 million and $66.1 million, respectively. Intangible assets as of December 31, 2012 will be fully amortized during the year ended December 31, 2021.